Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of Contracted Volumes and Weighted Average Prices and will Receive Under Derivative Contracts

The following table reflects the contracted volumes and weighted average prices the Company will receive under its derivative contracts as of June 30, 2018:

Production Period	Instrument Type	Average Daily Volumes		Weighted Average Swap Price		Weighted Average Put Price		Weighted Average Call Price
Crude Oil—WTI:		(Bbls	)	(per Bbl	)	(per Bbl	)	(per Bbl	)
July 2018—December 2018	Swap	29,615		$54.06		$—		$—
July 2018—December 2018	Collar	1,000		$—		$45.00		$55.35
July 2018—December 2018	Put	2,000		$—		$49.50		$—
January 2019—December 2019	Swap	23,130		$54.14		$—		$—
Natural Gas—Henry Hub NYMEX:		(MMBtu	)	(per MMBtu	)	(per MMBtu	)	(per MMBtu	)
July 2018—December 2018	Swap	23,747		$3.01		$—		$—
July 2018—December 2018	Collar	6,000		$—		$2.75		$3.24
January 2019—December 2019	Swap	10,146		$2.99		$—		$—

The following table reflects the contracted volumes and weighted average prices we will receive under our derivative contracts as of December 31, 2017:

Production Period	Instrument Type	Average Daily Volumes		Weighted Average Swap Price
Crude Oil—WTI:		(Bbls	)	(per Bbl	)
January 2018—December 2018	Swap	24,804		$53.79
January 2019—December 2019	Swap	15,866		$53.17
Natural Gas—Henry Hub NYMEX:		(MMBtu	)	(per MMBtu	)
January 2018—December 2018	Swap	26,346		$3.00
January 2019—December 2019	Swap	10,146		$2.99

Subsequent event. The following table reflects the contracted volumes and weighted average prices we will receive under our derivative contracts entered into subsequent to December 31, 2017, which are not reflected in the table above:

Production Period	Instrument Type	Average Daily Volumes		Weighted Average Swap Price
Crude Oil—WTI:		(Bbls	)	(per Bbl	)
January 2019—June 2019	Swap	1,008		$56.25

Schedule of Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of financial instruments (in thousands):

	June 30, 2018		December 31, 2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
11.00% Second-Priority Senior Secured Notes—due April 2022(1)	$380,042	$410,411	$—	$—
7.50% Senior Secured Notes—due May 2022	$6,060	$5,999	$—	$—
Bank Credit Facility—due May 2022(1)	$231,522	$240,000	$—	$—
11.00% Bridge Loans—due April 2022(1)	$—	$—	$169,838	$172,023
9.75% Senior Notes—due July 2022(1)	$—	$—	$100,681	$102,000
9.75% Senior Notes—due February 2018	$—	$—	$24,977	$24,977
Old Bank Credit Facility—due February 2019(1)	$—	$—	$402,062	$403,000
Oil and Natural Gas Derivatives	$(185,755)	$(185,755)	$(66,830)	$(66,830)

(1)	The carrying amounts are net of discount and deferred financing costs.

The following table presents the carrying amounts and estimated fair values of financial instruments (in thousands):

	December 31, 2017		December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
11.00% Bridge Loans—due April 2022	$169,838	$172,023	$—	$—
9.75% Senior Notes—due July 2022	$100,681	$102,000	$—	$—
9.75% Senior Notes—due February 2018	$24,977	$24,977	$294,964	$137,850
Bank Credit Facility	$402,062	$403,000	$406,211	$408,000
Derivatives	$(66,830)	$(66,830)	$(15,433)	$(15,433)

Schedule of Impact that Derivatives not Qualifying as Hedging Instruments in Condensed Consolidated Statements of Operations

The following table presents the impact that derivatives not qualifying as hedging instruments had on the Company’s condensed consolidated statements of operations (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Price risk management activities income (expense)(1)	$(91,176)	$38,995	$(143,152)	$84,888

(2)

The Company paid $33.6 million and received $9.2 million in net cash settlements for the three months ended June 30, 2018 and 2017, respectively, and paid $54.1 million and received $13.7 million in net cash settlements for the six months ended June 30, 2018 and 2017, respectively.

The following table presents the impact that derivatives not qualifying as hedging instruments had on our consolidated statements of operations (in thousands):

	Year Ended December 31,
	2017	2016	2015
Price risk management activities income (expense)(1)	$(27,563)	$(57,398)	$182,196

(1)	The Company received net cash settlements of $23.8 million, $172.2 million and $181.9 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Summary of Additional Information Related to Financial Instruments Measured at Fair Value on Recurring Basis

The following tables provide additional information related to financial instruments measured at fair value on a recurring basis (in thousands):

	June 30, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Oil and natural gas derivatives	$—	$733	$—	$733
Liabilities:
Oil and natural gas derivatives	—	(186,488)	—	(186,488)

Total net liability	$—	$(185,755)	$—	$(185,755)

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Oil and natural gas derivatives	$—	$1,908	$—	$1,908
Liabilities:
Oil and natural gas derivatives	—	(68,738)	—	(68,738)

Total net liability	$—	$(66,830)	$—	$(66,830)

The following tables provide additional information related to financial instruments measured at fair value on a recurring basis (in thousands):

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Oil and natural gas swaps	$—	$1,908	$—	$1,908
Liabilities:
Oil and natural gas swaps	—	(68,738)	—	(68,738)

Total net liability	$—	$(66,830)	$—	$(66,830)

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Assets:
Oil and natural gas swaps and costless collars	$—	$20,469	$—	$20,469
Liabilities:
Oil and natural gas swaps and costless collars	—	(35,902)	—	(35,902)

Total net liability	$—	$(15,433)	$—	$(15,433)

Schedule of Fair Value of Derivative Financial Instruments

The following table presents the fair value of derivative financial instruments at June 30, 2018 and December 31, 2017 (in thousands):

	June 30, 2018	December 31, 2017
Assets from price risk management activities—current:
Oil and natural gas derivatives	$499	$1,563
Assets from price risk management activities—non-current:
Oil and natural gas derivatives	$234	$345
Liabilities from price risk management activities—current:
Oil and natural gas derivatives	$154,722	$49,957
Liabilities from price risk management activities—non-current:
Oil and natural gas derivatives	$31,766	$18,781

The following table presents the fair value of derivative financial instruments at December 31, 2017 and 2016 (in thousands):

	December 31, 2017	December 31, 2016
Assets from price risk management activities—current:
Oil and natural gas derivatives	$1,563	$20,176
Assets from price risk management activities—non-current:
Oil and natural gas derivatives	$345	$293
Liabilities from price risk management activities—current:
Oil and natural gas derivatives	$49,957	$27,147
Liabilities from price risk management activities—non-current:
Oil and natural gas derivatives	$18,781	$8,755